Registration Nos. 333-187762

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 13
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 16

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8714

Patrick D. Ivkovich, Senior Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 15, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 18, 2021.

EXPLANATORY NOTE: The prospectus and the statement of additional information for the Guardian Investor ProFreedom Variable Annuity (B Share) included in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (333-187762 and 811-21438) filed on April 28, 2021 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PROSPECTUS SUPPLEMENT

September 15, 2021

for

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (B Share)

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2021 for The Guardian Investor ProFreedom Variable Annuitysm (B Share), variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Prospectus.

NOTICE OF FUND SUBSTITUTION

On October 22, 2021 (the “Substitution Date”), in accordance with applicable law, GIAC and the Separate Account will substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
Franklin Growth and Income VIP Fund (Class 2 Shares)	Guardian Strategic Large Cap Core VIP Fund
Invesco Oppenheimer V.I. International Growth Fund (Series II)	Guardian International Growth VIP Fund
MFS® International Intrinsic Value Portfolio (Service Cass)	Guardian International Value VIP Fund

On the Substitution Date, all subaccount units corresponding to shares of each Existing Fund will be replaced with subaccount units corresponding to shares of the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•

On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

Appendix A of the Prospectus is replaced with the following:

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/ProFreedomB/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.06%	4.86%	5.76%	N/A
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/ Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	-25.12%	0.40%	N/A
to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS/Red Rocks Global Opportunty (Class III)(1) ALPS Advisors, Inc. Red Rocks Capital LLC	2.38%	9.25%	12.51%	N/A
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.72%	9.55%	4.64%	3.34%
Long-term capital growth with income as a secondary objective.	American Century VP Mid Cap Value Fund (Class II) American Century Investment Management, Inc.	1.00%	1.11%	9.20%	10.28%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	12.16%	10.31%	9.74%

1

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) formerly American Funds Insurance Series® Bond Fund (Class 4) Capital Research and Management Company	0.71%	9.38%	4.66%	3.72%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) formerly American Funds Insurance Series® Global Growth and Income Fund (Class 4) Capital Research and Management Company	0.93%	8.55%	11.48%	9.37%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	1.06%	30.17%	15.96%	12.67%
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.86%	51.71%	22.44%	16.63%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.80%	13.25%	13.65%	12.53%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.73%	9.48%	3.42%	2.94%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.06%	42.91%	19.54%	15.59%
The fund seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L. L. C.	1.18%	5.32%	4.17%	2.36%

2

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)(2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.89%	68.23%	28.92%	21.53%
Seeks capital appreciation with current income as a secondary goal.	Franklin Growth And Income VIP Fund (Class 2 Shares)(4) Franklin Advisers, Inc.	0.84%	5.52%	10.35%	10.18%
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.80%	7.42%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	1.00%	20.19%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	1.01%	2.12%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Columbia Management Investment Advisers, LLC	0.96%	19.22%	N/A	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	28.16%	N/A	N/A

3

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term capital appreciation.	Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Lazard Asset Management LLC	1.00%	8.31%	N/A	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	36.41%	N/A	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	1.20%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.88%	30.73%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	1.06%	2.80%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Capital Management LLC	1.10%	19.15%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP(5) Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Long Short Equity(1) Guggenheim Investments	1.86%	4.93%	2.19%	2.89%
Seeks long-term capital appreciation.	Guggenheim VT Multi-Hedge Strategies(1) Guggenheim Investments	1.73%	7.39%	2.01%	2.38%

4

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund (Series II)(4) Invesco Advisers, Inc.	1.25%	21.04%	8.92%	7.57%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.05%	9.99%	7.62%	6.12%
To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy VIP Global Bond Class II Ivy Investment Management Company	0.65%	8.15%	5.68%	3.37%
To seek to provide total return through a combination of high current income and capital appreciation.	Ivy VIP High Income Class II Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares)(1) Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Capital Management LLC	0.99%	50.73%	29.44%	19.87%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	0.81%	6.67%	N/A
The Merger Fund VL seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Westchester Capital Management, LLC	1.40%	7.38%	5.11%	3.31%
Seeks capital appreciation.	MFS® International Intrinsic Value Portfolio (Service Class)(4) Massachusetts Financial Services Company	1.15%	20.21%	12.42%	10.87%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited	1.30%	14.36%	10.18%	2.98%
The Fund seeks both capital appreciation and current income.	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II) Morgan Stanley Investment Management Inc.	0.87%	-1.43%	8.48%	9.17%

5

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio seeks total return which exceeds that of its benchmark.	PIMCO Balanced Allocation Portfolio (Advisor Class)(3) PIMCO	0.98%	10.96%	8.36%	N/A
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.12%	4.70%	3.99%	N/A
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Pioneer Asset Management, Inc	0.90%	8.42%	4.71%	4.38%
Seeks positive total return.	Putnam VT Multi-Asset Absolute Return Fund IB(1) Putnam Investment Management, LLC. Putnam Investments Limited	1.19%	-7.38%	-0.55%	N/A
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited	1.40%	3.96%	7.29%	8.21%
The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC QS Investors, LLC Western Asset Management Company	1.26%	-8.31%	2.16%	N/A
Fund seeks long term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.19%	29.27%	13.77%	19.87%
Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund(Service Class) formerly VanEck VIP Global Hard Assets Fund (Service Class) Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	-1.55%	5.83%	8.78%

6

(1)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(2)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

(3)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions to the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(4)	On or about October 22, 2021, this Fund will no longer be available as a variable investment option under the Contract.
(5)	On or about October 22, 2021, this Fund will be available as a variable investment option under the Contract.

This Supplement Should Be Retained For Future Reference.

7

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 27.	Exhibits

Number	Description
(a)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

(b)	Not Applicable

(c)	Underwriting and Distribution Contracts:

(i) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(4)

(ii) Form of GIAC Selling Agreement(4)

(d)	(i) Specimen of ProFreedom Variable Annuity Contract(2)

(ii) Specimen of ProStrategies Variable Annuity Contract(2)

(iii) Highest Accumulation Value Death Benefit Rider (HAVDB)(2)

(iv) Return of Premium Death Benefit Rider (ROPDB)(2)

(v) Deferred Income Annuity Payout Option Rider (DIA)(2)

(vi) Payments for a 10 Year Period Certain(1)

(e)	Form of Application for Variable Annuity Contract(1)

(f)	(i) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(ii) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

(g)	Not Applicable

(h)	Participation Agreements.

(h)(i)	AB Variable Products Series Fund(6)

(h)(i)(a) First Amendment to Agreement (2008)(6)

(h)(i)(b) Amendment to Agreement (No. 2)(12)

(h)(i)(c) Amendment to Agreement (No.3)(12)

(h)(i)(d) Amendment to Agreement (No. 4)(12)

(h)(i)(e) Amendment to Agreement (No. 5) (2015)(12)

(h)(i)(f) Amendment to Agreement (No. 6) (2021)(17)

(h)(ii)	AIM/Invesco Variable Insurance Funds (1998)(6)

(h)(ii)(a) Amendments to Agreement (No. 1-5) (1998-2005)(15)

(h)(ii)(b) Amendment to Agreement (No. 6)(6)

(h)(ii)(c) Amendment to Agreement (No. 7) (2008)(15)

(h)(ii)(d) Amendment to Agreement (No. 8)(12)

(h)(ii)(e) Amendment to Agreement (No. 9)(12)

(h)(ii)(f) Amendment to Agreement (No. 10) (2015)(12)

(h)(ii)(g) Amendment to Agreement (No. 11) (2021)(17)

(h)(iii)	ALPS Variable Investment Trust(8)

(h)(iii)(a) Amendment to Participation Agreement (2020)(17)

(h)(iv)	American Century** (1998) (as amended through 2009)(15)

(h)(iv)(a) Amendment to Participation Agreement (2020)(17)

(h)(v)	American Funds Insurance Series (2017) (as amended through 2021)(16)

(h)(vi)	Deutsche DWS Variable Series II (2013) (as amended through 2021)(17)

(h)(vii)	Fidelity Variable Insurance Products Fund (including amendments 1-3)(6)

(h)(vii)(a) Amendment #4 to Agreement (2002)(6)

(h)(vii)(b) Amendment #5 to Agreement (2005)(6)

(h)(vii)(c) Amendment #6 to Agreement (2008)(6)

(h)(vii)(d) Amendment #7 to Agreement (2021)(17)

(h)(viii)	Franklin Templeton (2002)(6)

(h)(viii)(a) Amendment No. 1 (2004)(6)

(h)(viii)(b) Amendment No. 2 (2007)(6)

(h)(viii)(c) Amendment No. 3 (2008)(6)

(h)(viii)(d) Amendment No. 4 (2013)(10)

(h)(viii)(e) Amendment No. 5 (2015)(10)

(h)(viii)(f) Amendment No.6 (2021)(17)

(h)(ix)	Guardian Variable Products Trust (2016) (as amended through 2021)(17)

(h)(x)	Ivy Investment Management Company (previously Waddell & Reed, Inc.)** (2010)(15)

(h)(x)(a) Amendment to Participation Agreement (2020)(17)

(h)(xi)	Janus Aspen Series (service shares) (2000)(7)

(h)(xi)(a) Amendment to Agreement (2000)(7)

(h)(xi)(b) Amendment to Agreement (2008)(7)

(h)(xi)(c) Amendment to Agreement (2020)(17)

(h)(xii)	Lazard Retirement Series, Inc. (2000) (as amended through 2020)(17)

(h)(xiii)	Legg Mason Partners Variable Income Trust (2011)(9)

(h)(xiii)(a) Amendment to Participation Agreement (2020)(17)

(h)(xiv)	Merger Fund VL (2013) (as amended through 2021)(17)

(h)(xv)	MFS Variable Insurance Trust** (2000) (as amended through 2008)(14)

(h)(xv)(a) Amendment to Participation Agreement (2020)(17)

(h)(xvi)	Morgan Stanley Variable Insurance Fund, Inc. (2013) (as amended through 2021)(17)

(h)(xvii)	PIMCO / ALLIANZ (2009)(8)

(h)(xvii)(a) Amendment to Participation Agreement (2021)(17)

(h)(xviii)	Pioneer Funds(10)

(h)(xviii)(a) Amendment No. 1 to Pioneer Participation Agreement (2013)(11)

(h)(xviii)(b) Amendment No. 2 to Pioneer Participation Agreement (2020)(17)

(h)(xix)	Putnam Funds Participation Agreement (2012)(13)

(h)(xix)(a) Amendment No. 1 to Putnam Funds Participation Agreement (2013)(13)

(h)(xix)(b) Amendment No. 2 to Putnam Funds Participation Agreement (2015)(13)

(h)(xix)(c) Amendment No. 3 to Putnam Funds Participation Agreement (2016)(13)

(h)(xix)(d) Amendment No. 4 to Putnam Funds Participation Agreement (2020)(17)

(h)(xx)	Rydex Variable Trust (2013) (as amended through 2021)(17)

(h)(xxi)	T. Rowe Price Equity Series, Inc. (2013) (as amended through 2021)(17)

(h)(xxii)	Value Line Funds Variable Trust (2003)(6)

(h)(xxii)(a) Amendment to Agreement (2008)(6)

(h)(xxii)(b) Amendment to Participation Agreement (2020)(17)

(h)(xxiii)	VanEck VIP Trust (as amended through 2021)(17)

(h)(xxiv)	Virtus Variable Insurance Trust (as amended through 2021)(17)

(i)	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)

(j)	Not Applicable

(k)	Opinion and consent of Counsel(3)

(l)	Consent of PricewaterhouseCoopers LLP(18)

(m)	Not Applicable

(n)	Not Applicable

(o)	Form of Initial Summary Prospectus (16)

(p)	Not Applicable

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on April 4, 2013.
(2)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on June 21, 2013.
(3)	Incorporated by reference to the Pre-Effective Amendment No. 3 to Registration Statement on Form N-4 (Reg. No.333-187762 as filed on December 9, 2013.
(4)	Incorporated by reference to the Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 27, 2015.
(5)	Not Applicable
(6)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(7)

Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)

(8)

Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)

(9)

Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)

(10)	Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 2, 2013 (File No. 333-188304; Accession No. 0001193125-13-196448)
(11)	Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 filed by the Registrant on September 27, 2013 (File No. 333-188304; Accession No. 0001193125-13-382543)
(12)	Incorporated by reference Post-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on April 24, 2015 (File No. 333-188304; Accession No. 0001193125-15-146150)
(13)	Incorporated by reference Post-Effective Amendment No. 4 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2016 (File No. 333-188304; Accession No. 0001193125-16-553860)
(14)

Incorporated by reference to Post-Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515)

(15)

Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2019 (File No. 333-222952; Accession Number 0001193125-19-122119)

(16)	Incorporated by reference to the Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on February 26, 2021.
(17)	Incorporated by reference to the Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 28, 2021.
(18)	Filed herewith

Item 28.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant.

Name and Principal Business Address:	Positions and Offices with Depositor
Dominique Baede 10 Hudson Yards, New York, NY 10001	Director and President
Michael Ferik 10 Hudson Yards, New York, NY 10001	Director
Kevin Molloy 10 Hudson Yards, New York, NY 10001	Director
Michael Slipowitz 10 Hudson Yards, New York, NY 10001	Director, Senior Vice President & Corporate Chief Actuary
Jean LaTorre 10 Hudson Yards, New York, NY 10001	Executive Vice President & Chief Investment Officer
Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Executive Vice President & General Counsel
Harris Oliner 10 Hudson Yards, New York, NY 10001	Senior Vice President & Associate Corporate Secretary
Kim Sellers 10 Hudson Yards, New York, NY 10001	Senior Vice President & Chief Tax Officer
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Vice President & Chief Financial Officer
Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer
Stuart Carlisle 100 Great Meadow Road, Wethersfield, CT 06109	Vice President, Retirement Product Fund Management
Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Client Engagement
Jess Geller 101 Crawfords Corner Rd. Holmdel, NJ 07733	Vice President and Actuary, Individual Life
Walter R. Skinner 10 Hudson Yards, New York, NY 10001	Vice President & Treasurer
John H. Walter 10 Hudson Yards, New York, NY 10001	Vice President & Director of Finance
Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Second Vice President, Product Management, Individual Annuity, Retirement Solutions
Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Second Vice President and Actuary, Life and Annuity Pricing
Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Assistant Vice President, Individual Markets Financial Reporting
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Assistant Vice President, Annuity Operations and Customer Service
Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Associate Actuary
Brenda Fischer 10 Hudson Yards, New York, NY 10001	Interim Anti-Money Laundering Officer

Name and Principal Business Address:	Positions and Offices with Depositor
Sonya Crosswell Assan 10 Hudson Yards, New York, NY 10001	Corporate Secretary
Brenda L. Ahner 6255 Sterner’s Way, Bethlehem, PA 18017	Director, Variable Product Issue
Tricia Mohr 6255 Sterner’s Way, Bethlehem, PA 18017	Director, GIAC Compliance and Licensing
John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Director, Policy Forms

Item 29.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
08/06/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
08/06/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
08/09/2010
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation of Michigan
(Michigan Corp.)
(100% owned)
08/06/1999
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
08/01/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
08/01/2014
Avēsis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Premier Group, Inc.
(California Corp.)
(100% owned)
08/01/2014
Avēsis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Access Dental Plan
(California Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
08/01/2014
Avēsis Dental IPA, LLC
(New York)
(100% owned)
03/09/2020
Avēsis Eye Care IPA, LLC
(New York)
(100% owned)
03/09/2020

The date GLIC either directly or indirectly acquired control.

Page 3(1)

The Guardian Life Insurance Company of America
(New York Mutual Life Insurer)
Guardian Shores, LLC
(Delaware LLC)
(100% owned)
↳07/12/2010
Shores, LLC
(Delaware LLC)
(50% owned)
↳06/02/2010
Hanover Goodyear LLC*
(Delaware LLC)
100% owned
↳02/25/2010
Guardian Park Place LLC
(Delaware LLC)
(100% owned)
↳07/12/2011
Guardian Quincy, LLC
(Delaware LLC)
(100% owned)
↳12/02/2008
Guardian Ledges, LLC
(Delaware LLC)
100% owned
↳11/04/2008
Hanover Hoffman Estates LLC
(Delaware LLC)
(100% owned)
↳01/06/2015
Guardian Piazza D'Oro
(Delaware LLC)
100% owned
↳09/12/2013
Airside Business Park LP
(Pennsylvania LP)
25% owned)
↳10/28/1998
Seasons Lynnwood, LLC
(Delaware LLC)
(100% owned)
↳10/31/2014
Guardian Exchange LLC
(Delaware LLC)
(100% owned)
↳05/05/2016
Guardian Juanita Village, LLC*
(Delaware LLC)
(100% owned)
↳10/16/2012
Hanover Acquisition II LLC
(Delaware LLC)
(100% owned)
↳12/22/2009
Guardian Springwoods III LLC
(Delaware LLC)
(100% owned)
↳11/05/2019
Springwoods III Residential, LLC
(Delaware LLC)
(92.27% owned)
↳10/21/2019
360 S. Acacia Partnership
(New York GP)
(53% owned)
↳11/23/1988
Guardian Lumiere LLC
(Delaware LLC)
(100% owned)
↳03/18/2016
Guardian Tryon Village LLC
(Delaware LLC)
(100% owned)
↳07/23/2011
B.A. Ventures, LLC
(New York LLC)
(50% owned)
↳07/02/1997
G-M Joint Venture
(Tennessee GP)
(90% owned)
↳09/27/1989
Guardian Cambridge Alewife LLC
(Delaware LLC)
(100% owned)
↳10/09/2019
Guardian/Abbey, LLC
(Delaware LLC)
(100% owned)
↳07/23/2007
400 Columbus, LLC
(Delaware LLC)
(100% owned)
↳07/23/2007
400 Columbus II, LLC
(Delaware LLC)
(100% owned)
↳10/11/2007
Hanover South Barrington LLC
(Delaware LLC)
(100% owned)
↳03/24/2017
Berkshire Life Insurance
Company of America
(Massachusetts Corp.)
(100% owned)
↳12/22/2000
Berkshire Acquisition LLC
(Delaware LLC)
(100% owned)
↳09/20/2010
Guardian Troy Court LLC
(Delaware LLC)
(100% owned)
↳11/20/2020
Troy Court Industrial LLC
(Delaware LLC)
(50% owned)
↳11/12/2020
Guardian Chelsea Place LLC
(Delaware LLC)
(100% owned)
↳07/27/2018
Chelsea Place Apartments LLC
(Delaware LLC)
(90% owned)
↳07/25/2018

(1) This chart shows subsidiaries holding primarily real estate assets

↳ The date GLIC either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 4

Guardian Investor Services LLC (Delaware LLC) (100% owned) 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) 12/11/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/2016
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 02/5/2015
Hanover Square Funding, LLC (Delaware LLC) (100% owned) 4/16/2014
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (76.72% owned) 11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/28/2016
Reed Group, Ltd. (Colorado Corp.) (100% owned) 12/31/2012
Reed Group Management LLC (Connecticut LLC) (100% owned) 12/31/2015
Reed Group Claim Services LLC (New York LLC) (100% owned) 12/31/2015
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) 12/16/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) 08/20/2015
Hanover Square Real Estate Management 2 LLC (Delaware LLC) (100% owned) 02/02/2018
Hanover Square TAP 2 LLC (2) (Delaware LLC) (100% owned) 02/02/2018
Guardian Advisory Services, LLC (Delaware LLC) (100% owned) 05/21/2020
Park Avenue Institutional Advisers CLO Ltd 2018-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (52.32% owned) 01/24/2018
Park Avenue Institutional Advisers CLO Ltd 2019-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2019-2 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2021-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/15/2020

(1) See page 5 for a chart of the subsidiaries of this entity.

(2) See page 11 for a chart of the subsidiaries of this entity.

The date GLIC either directly or indirectly acquired control.

Page 5

- **Hanover Square Real Estate Management LLC** (Delaware LLC) (100% owned) §08/20/2015
  - **901 Hawthorne/250 Spring Lake, LLC** (Delaware LLC) (60% owned) §07/27/2006
  - **Guardian Park Potomac LLC** (Delaware LLC) (100% owned) §10/3/2013
    - **GFP Residential Holdings, LLC** (Delaware LLC) (50% indirectly owned by Guardian through Guardian Park Potomac LLC) §07/17/2013
  - **Hanover Square TAP LLC** [(1)] (Delaware LLC) (100% owned) §10/28/15
  - **Hanover Square LCP LLC** [(2)] (Delaware LLC) (100% owned) §10/28/15
  - **Willowbrook Center Joint Venture** (IL GP) (90% owned) §02/21/1991
  - **Guardian Parkside Commons LLC** (Delaware LLC) (100% owned) §02/18/2004
    - **Parkside Commons Apartments LLC** (Delaware LLC) (90% indirectly owned by Guardian through Guardian Parkside Commons LLC) §04/12/2007

---

(1) See pages 6, 7, 8, 9 and 10 for charts of the subsidiaries of this entity.

(2) See page 12 for a chart of the subsidiaries of this entity.

§ The date GLIC either directly or indirectly acquired control.

Page 6

- **Hanover Square TAP LLC** (Delaware LLC) (100% owned) ✎10/28/2015
  - **TruAmerica Workforce Housing Fund 1-A, L.P.** (Delaware LLC) (100% owned) ✎08/28/2019
    - **TruAmerica Workforce Housing Fund L.P.** (Delaware LLC) (100% owned) ✎11/12/2019
      - **Tropicana 5324 Fee Owner LLC** (Delaware LLC) (100% owned) ✎01/22/2020
      - **Calibre Crest Fee Owner LLC** (Delaware LLC) (100% owned) ✎11/20/2019
  - **Guardian Deasil Holdings, LLC*** (Delaware LLC) (100% owned) ✎12/18/2014
    - **Deasil Land Partners LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC (11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC) ✎11/25/2014
  - **TruAmerica Properties II LLC** (1) (Delaware LLC) (40% owned) ✎05/08/2014
    - **Deasil Manager LLC*** (Delaware LLC) (39.61% indirectly owned by GLIC through TruAmerica Properties II LLC) ✎11/25/2014
    - **Deasil Lender LLC*** (Delaware LLC) (39.61% indirectly owned by GLIC through TruAmerica Properties II LLC) ✎12/19/2014
  - **TruAmerica Properties IV LLC** (Delaware LLC) (90% indirectly owned by GLIC) ✎08/21/2020
    - **Indian Trail LL LLC** (Delaware LLC) (90% owned) ✎10/30/2020
    - **Indian Trail Manager LLC** (Delaware LLC) (72.02% owned) ✎10/30/2020
    - **Country Place Manager LLC** (Delaware LLC) (72.05% owned) ✎11/05/2020
    - **TA Anchor 2 Manager LLC** (Delaware LLC) (90% owned) ✎10/15/2020
    - **Grand Pointe Manager LLC** (Delaware LLC) (72.72% owned) ✎11/25/2020
    - **TA Holdings Indian Trail LLC** (Delaware LLC) (90% owned) ✎10/30/2020

(1) See pages 7 and 9 for additional subsidiaries of this entity.

* Asset sold; entity to be cancelled.

✎ The date GLIC either directly or indirectly acquired control.

Page 8

Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
09/17/2015
TruAmerica Properties LLC (1)
(Delaware LLC)
(80% owned)
04/02/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(80% owned)
08/26/2015
SLC Somerset Village Fee Owner LLC
(Delaware LLC)
(100% owned)
(98% indirectly owned by GLIC)
08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
(98% indirectly owned by GLIC)
10/07/2015
Redwood TA Manager II LLC
(Delaware LLC)
(80% owned)
10/07/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
(98% indirectly owned by GLIC)
08/26/2015

(1) See page 10 for additional subsidiaries of this entity.

The date GLIC either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC (Delaware LLC) (100% owned) ✎10/28/2015
TruAmerica Multifamily LLC (Delaware LLC) (80% owned) ✎04/02/2013
Guardian Mercury-Gemini Holdings LLC (Delaware LLC) (100% owned) ✎08/06/2015
TruAmerica Properties II LLC (Delaware LLC) (40% owned) ✎05/8/2014
Mercury TA Manager LLC, a Delaware LLC (Delaware LLC) (39.598% indirectly owned by GLIC through TruAmerica Properties II LLC) ✎07/10/2015
Mercury Lender LLC (Delaware LLC) (39.598% indirectly owned by GLIC through TruAmerica Properties II LLC) ✎07/10/2015
Mercury Land Partners LLC (Delaware LLC) 15.3498% indirectly owned by GLIC (11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC) ✎07/10/2015
Mercury Village Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/10/2015
Mercury Hanover Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/10/2015
Mercury Township Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/10/2015
Mercury Commons Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/10/2015
Mercury Constellation Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/10/2015
Mercury Windsor Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/10/2015
Gemini Alderwood Park Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/30/2015
Gemini Ridgegate Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/30/2015
Gemini Wellington Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/30/2015
Gemini Bridge Creek Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/30/2015
Gemini Boulder Creek Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/30/2015
Gemini Settlers Point Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by GLIC through Mercury Land Partners LLC ✎07/30/2015

* Asset sold; entity to be cancelled.
✎ The date GLIC either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC (Delaware LLC) (100% owned) 10/28/2015
TruAmerica Properties LLC (Delaware LLC) (80% owned) 04/02/2013
U.S. REIF Paradise Valley Manager, LLC * (Delaware LLC) (72% owned) 05/23/2014
Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) 08/07/2014
Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) 08/18/2014
U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) 01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) 01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) 01/24/2014
Oasis Manager LLC (Delaware LLC) (74% owned) 07/15/2016
Oasis Land Partners LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
AXIS Manager LLC (Delaware LLC) (75.69% owned) 03/01/2016
AXIS Land Partners LLC (Delaware LLC) (11.35% owned) 03/01/2016
AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) 03/01/2016
Mariner Manager LLC (Delaware LLC) (80% owned) 04/04/2016
Mariner Land Partners LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Cabot Manager LLC (DE LLC) (72.25% owned) 7/2/2015
Oriole Baltimore Manager LLC (DE LLC) (80.00% owned) 9/20/2016
Point Sylvan Manager LLC (DE LLC) (72.03% owned) 4/26/2017
Sienna Vista Manager LLC (DE LLC) (68.83% owned) 6/26/2017
Ashley Lake Manager LLC (DE LLC) (72.16% owned) 5/11/2017
Villa Rita Manager LLC (DE LLC) (76.24% owned) 6/4/2014
Highpointe Manager LLC (DE LLC) (80.00% owned) 11/10/2015
Vermont Avenue Manager LLC (DE LLC) (80.00% owned) 6/25/2014
Falcon Pines Manager LLC (DE LLC) (72.94% owned) 9/14/2017
Erwin St Manager LLC (DE LLC) (80.00% owned) 11/20/2015

* Asset sold; entity to be cancelled.

The date GLIC either directly or indirectly acquired control.

Page 11

Hanover Square TAP 2 LLC
(Delaware LLC)
(100% owned)
↳02/02/2018

TruAmerica Properties III LLC
(Delaware LLC)
(90% owned)
↳01/08/2018

Goldenrod Manager LLC (Delaware LLC) (72% owned) ↳ 01/15/2020

TA Holdings Goldenrod LLC (Delaware LLC) (90% owned) ↳01/21/2020

Goldenrod LL LLC (Delaware LLC) (90% owned) ↳02/23/2020

Astor Park Manager LLC (DE LLC) (80.34% owned) 12/20/2017

Pacific Shores Manager LLC (DE LLC) (87.42% owned) 1/10/2020

TA Clearwater Manager LLC (DE LLC) (72.30% owned) 3/13/2018

TRU MF Manager LLC (DE LLC) (82.51% owned) 4/10/2018

TRU MF Manager II LLC (DE LLC) (84.23% owned) 3/12/2019

Trolley 8727 Manager LLC (DE LLC) (90.00% owned) 6/12/2018

Little River Manager LLC (DE LLC) (72.17% owned) 08/13/2020

Corte Bella TA Manager LLC (DE LLC) (90.00% owned) 7/24/2018

Solis FL Manager LLC (DE LLC) (73.24% owned) 7/11/2018

Warm Springs Manager LLC (DE LLC) (83.22% owned) 8/13/2018

Retreat Manager LLC (DE LLC) (72.34% owned) 8/31/2018

TA Country Lake Manager LLC (DE LLC) (79.60% owned) 10/1/2018

Baseline Mills Manager LLC (DE LLC) (72.08% owned) 11/29/2018

Tesoro Ranch Manager LLC (DE LLC) (84.63% owned) 11/13/2018

McGill Manager LLC (DE LLC) (87.03% owned) 11/19/2018

Highlands GT Manager, LLC (DE LLC) (72.06% owned) 08/26/2020

Paces Ferry Manager LLC (DE LLC) (87.41% owned) 11/19/2018

South Kirkman Manager LLC (DE LLC) (84.27% owned) 12/21/2018

Lowell Heights Manager LLC (DE LLC) (82.89% owned) 1/24/2019

Timacuan Manager LLC (DE LLC) (84.99% owned) 02/05/2019

Sweetwater Vintage Manager LLC (DE LLC) (85.75% owned) 04/16/2019

Allanza Manager LLC (DE LLC) (82.67% owned) 04/23/2019

Runaway Lakes Manager LLC (DE LLC) (78.33% owned) 05/10/2019

Covington Manager LLC (DE LLC) (73.97% owned) 07/01/2019

McMullen Booth Manager, LLC (DE LLC) (72.40% owned) 08/13/2020

North Raleigh TA Manager LLC (DE LLC) (86.72% owned) 7/16/2019

Satellite Blvd Manager LLC (DE LLC) (75.33% owned) 8/5/2019

Puyallup Townhomes Manager LLC (DE LLC) (72.61% owned) 7/15/2019

Magnolia Ridge Manager LLC (DE LLC) (87.22% owned) 9/24/2019

Rancho Presidio Manager LLC (DE LLC) (86.27% owned 11/26/2019

Bayou Point Manager LLC (DE LLC) (72.30% owned) 10/24/2019

TA Holdings Bayou Point LLC (DE LLC) (90.00% owned) 10/31/2019

Central Park Manager LLC (DE LLC) (72.46% owned) 11/15/2017

Central Park Manager II LLC (DE LLC) (83.62 % owned) 9/12/2019

Bayou Point LL LLC (DE LLC) (90.00% owned) 10/31/2019

↳ The date GLIC either directly or indirectly acquired control.

Page 12

Hanover Square LCP LLC
(Delaware LLC)
(100% owned)
10/28/2015
Guardian LCP Commercial I LLC
(Delaware LLC)
(100% owned)
04/11/2012
Guardian Broadshore Capital Co-Investment LLC
(Delaware LLC.)
(100% owned)
12/13/2019
Broadshore Capital Co-Investment LLC
(Delaware LLC.)
(100% owned)
12/13/2019
BCP TFO Member, LLC
(Delaware LLC)
(100% owned)
01/21/2020
Guardian CapCo, LLC
(Delaware LLC)
(100% owned)
06/16/2010
Lowe Capital Partners, LLC (2)
(Delaware LLC)
(80% owned)
06/28/2010
Guardian Broadshore, LLC (5)
(Delaware LLC.)
(100% owned)
06/16/2010
Broadshore Capital Partners, LLC (1)(4)
(Delaware LLC)
(84.21% owned)
08/19/2010
Guardian LCP Hospitality I LLC
(Delaware LLC)
(100% owned)
06/01/2011
LEI LCP-GL, LLC (3)
(Delaware LLC) (3)
(95% owned)
(75% indirectly owned by Guardian through Guardian LCP Hospitality I LLC and 20% indirectly owned by GLIC through Lowe Capital Partners, LLC)
04/25/2011
LEI AI-GL Hotels, LLC (3)
(Delaware LLC)
(33% owned)
04/05/2011
Guardian LCP2A, LLC
(Delaware LLC)
(100% owned)
09/26/2014
Lowe Capital Partners 2A, LLC
(Delaware LLC)
(93.33% owned)
10/17/2014
LCP 2A LEI-ARE Intermediate, LLC
(Delaware LLC)
(93.33% owned)
09/25/2104
LCP-ARE Investor, LLC (3)
(Delaware LLC)
(88.89% owned)
(62.25% indirectly owned by GLIC through LCP 2A-ARE Intermediate, LLC and 26.64% owned by Guardian through LCP Holly Dive Intermediate, LLC)
01/29/2014
Guardian LCP Hospitality Finance LLC
(Delaware LLC)
(100% owned)
03/29/2012
LEI LCP-GL II, LLC
(Delaware LLC)
(73% owned)
03/21/2011
Guardian LEI Co-Investment, LLC
(Delaware LLC)
(100% owned)
09/20/2016
LEI Co-Investment, LLC
(Delaware LLC)
(80% owned)
09/15/2016
Guardian LCP2B, LLC
(Delaware LLC)
(100% owned)
12/16/2014
Lowe Capital Partners 2B, LLC
(Delaware LLC)
(50% owned)
03/06/2014
LCP2B RS Intermediate, LLC
(Delaware LLC)
(50% owned)
08-18-2016
MM Museum LLC
(Delaware LLC)
(21.5% owned)
06/12/2019
San Diego IDEA Investor, LLC
(Delaware LLC)
(50% owned)
06/19/2013
LCP2B Violet Street Intermediate, LLC
(Delaware LLC)
(50% owned)
06/01/2015
Violet Street Investor, LLC
(Delaware LLC)
(10% owned)
04/23/2015
LCP2B 3000 Broadway Intermediate, LLC
(Delaware LLC)
(50% owned)
09/23/2016
LCP2B RTC 74th Street Intermediate, LLC
(Delaware LLC)
(50% owned)
07/23/2015
Guardian LEI Co-Investment 2, LLC
(Delaware LLC)
(100% owned)
11/03/2017
LEI Co-Investment 2 LLC
(Delaware LLC)
(100% owned)
12/14/2017

(1) Entity formerly known as Lowe Enterprises Investment Management, LLC (Feb 2019 name changed); actual ownership percentage varies based on employee equity ownership but will not be less than 80%.

(2) See page 13 for a chart of the subsidiaries of this entity.

(3) This entity also appears on page 13.

(4) See page 14 for a chart of the subsidiaries of this entity.

(5) Entity formerly known as Guardian LEIM, LLC (March 2019 name change).

The date GLIC either directly or indirectly acquired control.

Page 13

Lowe Capital Partners, LLC
(Delaware LLC)
(80% owned)
✎06/28/2010
San Diego TC Investor, LLC
(Delaware LLC)
(80% owned)
✎01/30/2012
San Diego Circle, LLC
(Delaware LLC)
(80% owned)
✎04/23/2014
Valley Circle Venture, LLC
(Delaware LLC)
(12.2% owned)
✎05/31/2019
LCP Culver City Intermediate, LLC
(Delaware LLC)
(48% owned)
✎08/22/2014
Culver City Triangle Investor, LLC
(Delaware LLC)
(15.9 % owned)
✎06/19/2013
LCP East Second Intermediate, LLC
(Delaware LLC)
(80% owned)
✎07/30/2013
LCP Seneca Street Intermediate, LLC
(Delaware LLC)
(80% owned)
✎09/19/2013
Seneca Street Developer, LLC
(Delaware LLC)
(80% owned)
✎09/19/2013
LCP WSR Intermediate, LLC
(Delaware LLC)
(80% owned)
✎01/31/2012
LEI LCP-GL II, LLC
(Delaware LLC)
(21.4% owned)
✎03/21/2012
LCP Eldorado Intermediate, LLC
(Delaware LLC)
(80% owned)
✎06/15/2012
LCP Suncadia Intermediate, LLC
(Delaware LLC)
(80% owned)
✎03/28/2012
Suncadia Capital, LLC
(Delaware LLC)
(46.4% owned)
✎03/28/2012
Suncadia Operating Member, LLC
(Delaware LLC)
(46.4% owned)
✎03/22/2012
LCP Holly Drive Intermediate, LLC
(Delaware LLC)
(80% owned)
✎01/16/2014
LCP-ARE Investor, LLC (1)
(Delaware LLC)
(88.89 % owned)
(62.25% indirectly owned by GLIC through
LCP 2A-ARE Intermediate, LLC and 26.64%
owned by Guardian through LCP Holly Dive
Intermediate, LLC)
✎01/29/2014
LEI LCP-GL, LLC (1)
(Delaware LLC)
(95 % owned)
(20% indirectly owned by GLIC through Lowe Capital Partners, LLC and
75% indirectly owned by GLIC through Guardian LCP Hospitality I LLC)
✎04/25/2011
LEI AI-GL Hotels, LLC (1)
(Delaware LLC)
(33% owned)
✎04/05/2011

(1) This entity also appears on page 12.

✎ The date GLIC either directly or indirectly acquired control.

Page 14

Broadshore Capital Partners, LLC
(Delaware LLC)
(84.21% owned)
‡08/19/2010

- LEIM West Loop, LLC (Delaware LLC) (84.21% owned) ‡04/20/2012
- LEIM Seattle, LLC (Delaware LLC) (84.21% owned) ‡05/04/2011
- LEIM L-O Manager, LLC (Delaware LLC) (84.21% owned) ‡09/29/2011
- LEI Keystone Holding, LLC (Delaware LLC) (84.21% owned) ‡06/25/2012
- LEIM-ARE Manager, LLC (Delaware LLC) (84.21% owned) ‡01/29/2014
- LEIM-FA Manager, LLC (Delaware LLC) (84.21% owned) ‡12/30/2014
- LEIM-ALB Manager, LLC (Delaware LLC) (84.21% owned) ‡04/25/2015
- LEIM TFO Manager, LLC (Delaware LLC) (84.21% owned) ‡12/13/2016
- LEIM-CIG Manager, LLC (Delaware LLC) (84.21% owned) ‡07/27/2016
- LEIM LEGIA Manager LLC (Delaware LLC) (84.21% owned) ‡08/15/2017
- LEIM SS-LEI Manager, LLC (Delaware LLC) (84.21% owned) ‡07/14/2017
- LEIM BFQ Manager, LLC (Delaware LLC) (84.21% owned) ‡05/01/2017
- LEIM USHV Manager, LLC (Delaware LLC) (84.21% owned) ‡08/25/2017
- Broadshore Capital CV LLC (Delaware LLC) (84.21% owned) ‡12/13/2019
- BCP Atlantic Manager, LLC (Delaware LLC) (84.21% owned) ‡12/19/2019
- BCP TFO Manager, LLC (Delaware LLC) (84.21% owned) ‡01/21/2020

‡ The date GLIC either directly or indirectly acquired control.

Item 30.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS.

OFFICER	OFFICER TITLE
Marianne Caswell 10 Hudson Yards, New York, NY 10001	Board Manager & President
Michael Ferik 10 Hudson Yards, New York, NY 10001	Board Manager
Leyla Lesina 10 Hudson Yards, New York, NY 10001	Board Manager
Kevin Molloy 10 Hudson Yards, New York, NY 10001	Board Manager
Harris Oliner 10 Hudson Yards, New York, NY 10001	Senior Vice President, Associate Corporate Secretary
Carly Maher 10 Hudson Yards, New York, NY 10001	Vice President, Operating Officer
Joseph Fuschillo 10 Hudson Yards, New York, NY 10001	Vice President, Head of Business Development
Amandah Greiling 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Enterprise Customer Service
John Guthery 700 South Street, Pittsfield, MA 01201	Vice President, Head of Product, Research & Sponsor Relations
Michael Kryza 100 First Stamford Place Stamford, CT 06902	Vice President, Business Development, Group
Joshua Hergan 10 Hudson Yards, New York, NY 10001	Second Vice President & General Counsel
Thomas Drogan 10 Hudson Yards, New York, NY 10001	Second Vice President & Chief Compliance Officer
Shawn McGrath 700 South Street, Pittsfield, MA 01201	Second Vice President, Individual Markets Controller
Allen Boggs 10 Hudson Yards, New York, NY 10001	Second Vice President, Supervision and Business Risk
Michael Ryniker 10 Hudson Yards, New York, NY 10001	Assistant Vice President, Operations
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Assistant Vice President, Head of Wealth Management and Annuity Operations
Sonya Crosswell Assan 10 Hudson Yards, New York, NY 10001	Corporate Secretary
Jason Eskenazi 10 Hudson Yards, New York, NY 10001	Manager, Business Development
Yossi Rosanel 10 Hudson Yards, New York, NY 10001	Director, Financial and Operations Principal
Robert D. Grauer 10 Hudson Yards, New York, NY 10001	Assistant Corporate Secretary
Brian Hagan 101 Crawfords Corner Rd, Holmdel, PA 07733	Anti-Money Laundering Compliance Officer

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 32.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office Contact Center, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 10 Hudson Yards, New York, New York 10001.

Item 33.	Management Services

    None.

Item 34.	Fee Representation

  The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York.

The Guardian Separate Account R
(Registrant)

By:	/s/ Dominique Baede
Dominique Baede
President of The Guardian Insurance & Annuity Company

Date: 9/15/2021

Time: 2:43:31 PM

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Depositor)

By:	/s/ Dominique Baede
Dominique Baede
President

Date: 9/15/2021

Time: 2:43:31 PM

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dominique Baede Dominique Baede	President & Director	Date: 9/15/2021	Time: 2:43:31 PM

/s/ Carl Desrochers Carl Desrochers	Vice President & Chief Financial Officer	Date: 9/15/2021	Time: 1:22:37 pm

/s/ Michael N. Ferik Michael N. Ferik	Director	Date: 9/15/2021	Time: 1:03:06 pm

/s/ Kevin Molloy Kevin Molloy	Director	Date: 9/15/2021	Time: 1:00:36 pm

/s/ Michael Slipowitz Michael Slipowitz	Senior Vice President, Corporate Chief Actuary & Director	Date: 9/15/2021	Time: 1:53:47 pm

Exhibit Index

Number	Description

(l)	Consent of PricewaterhouseCoopers LLP

C-22